Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard Trustees' Equity Fund
Central Index Key	dei_EntityCentralIndexKey	0000313850
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 28, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 28, 2015
Vanguard Alternative Strategies Fund | Vanguard Alternative Strategies Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.18%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expenses on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.50%
Borrowing Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.20%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.10%	[1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	112
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	350
[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.